Accounts receivable net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Accounts receivable net
Balance at beginning of year	$ 496,299	$ 330,990
Addition	0	179,562
Reversal	(317,232)	0
Translation adjustments	5,815	(14,253)
Balance at end of year	$ 184,882	$ 496,299